BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Pro Forma Information and Nonrecurring Adjustments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Material and nonrecurring pro forma adjustments:
Revenues, net	$ 2,267,538	$ 1,942,185	$ 6,872,655	$ 4,202,922
Merger & IPO costs	0	13,719	0	28,814
Net impact of interest, net of tax	17,095	9,341	41,724	14,187
Removal of equity method pickup of Legacy Dole investment, net of tax	$ (300)	(3,381)	$ (4,028)	(44,018)
Legacy Dole
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue		2,306,037		7,034,192
Net income attributable to Dole plc		28,634		155,829
Legacy Dole | Acquisition-related Costs
Material and nonrecurring pro forma adjustments:
Incremental charges on biological assets, inventory and depreciation		904		2,904
Merger & IPO costs		9,805		26,698
Net impact of interest, net of tax		2,711		13,349
Removal of equity method pickup of Legacy Dole investment, net of tax		4,559		(26,447)
Legacy Dole | Acquisition-related Costs | Eliminations
Material and nonrecurring pro forma adjustments:
Revenues, net		$ (15,387)		$ (52,614)